EQUITY - Special Limited Partner Units Held by Brookfield (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Equity [abstract]
Number of shares issued, opening balance (in shares)	72,954,450	72,955,585
Number of shares issued, closing balance (in shares)	72,954,446	72,954,450